RECENTLY ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in restricted cash and cash equivalents, operating activities		$ 0	$ 0
Increase (decrease) in restricted cash and cash equivalents, investing activities		0	0
Increase (decrease) in restricted cash and cash equivalents, financing activities		0	0
Net (decrease) increase in cash, cash equivalents and restricted cash	$ 91,584	(27,541)	122,801
Cash, cash equivalents and restricted cash at beginning of period	612,677	640,218	517,417
Cash, cash equivalents and restricted cash at end of period	704,261	612,677	640,218
Accounting Standards Update 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption		25,100	29,000
Accounting Standards Update 2016-18 | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in restricted cash and cash equivalents, operating activities		57,110	47,834
Increase (decrease) in restricted cash and cash equivalents, investing activities		11,239	22,928
Increase (decrease) in restricted cash and cash equivalents, financing activities		(50,136)	(74,608)
Net (decrease) increase in cash, cash equivalents and restricted cash		(9,328)	118,955
Cash, cash equivalents and restricted cash at beginning of period	214,862	224,190	105,235
Cash, cash equivalents and restricted cash at end of period		214,862	224,190
Accounting Standards Update 2016-18 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in restricted cash and cash equivalents, operating activities		(57,110)	(47,834)
Increase (decrease) in restricted cash and cash equivalents, investing activities		(11,239)	(22,928)
Increase (decrease) in restricted cash and cash equivalents, financing activities		50,136	74,608
Net (decrease) increase in cash, cash equivalents and restricted cash		(18,213)	3,846
Cash, cash equivalents and restricted cash at beginning of period	$ 397,815	416,028	412,182
Cash, cash equivalents and restricted cash at end of period		$ 397,815	$ 416,028